Income Taxes - Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Pretax income in the Netherlands	$ 20,624	$ 63,676	$ 61,431
Pretax income from foreign operations	100,523	366,133	451,170
Income before income tax expense	$ 121,147	$ 429,809	$ 512,601